Information: Condensed Financial Statements of the Company - Schedule of Statements of Operations and Comprehensive Loss (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Statements of Operations and Comprehensive Loss [Line Items]
General and administrative expenses	¥ (2,160,564)	$ (308,957)	¥ (2,647,144)	¥ (1,292,974)
Total operating expenses	(2,160,564)	(308,957)	(2,647,144)	(1,292,974)
Other income/(expense)	(151)	(22)	18	336
Impairment loss on Investments	(83,621,753)	(11,957,752)
Equity in loss of subsidiaries and VIEs, net	(36,121,226)	(5,165,266)	(21,980,540)	(125,338,010)
Loss from subsidiaries and VIEs	(119,743,130)	(17,123,040)	(21,980,522)	(125,337,674)
Net loss	(121,903,694)	(17,431,997)	(24,627,666)	(126,630,648)
Net loss attributable to Lixiang Education Holding Co., Ltd. shareholders	(121,903,694)	(17,431,997)	(24,627,666)	(126,630,648)
Other comprehensive income/(loss), net of nil tax	(5,747,573)	(821,892)	3,809,859	2,970,553
Comprehensive loss	¥ (127,651,267)	$ (18,253,889)	¥ (20,817,807)	¥ (123,660,095)